INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (184,193,701)
Deferred tax assets (liability), end of year	(178,696,106)	$ (184,193,701)
Deferred tax asset not recognized				$ 794,334
Foreign Exchange Gains (Losses) [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Loss carryforward on exchange differences of financial instruments				7,974,955
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	36,554,558	34,174,741	$ 61,668,936
Charge in results	(2,175,818)	2,379,817	(27,494,195)
Deferred tax assets (liability), end of year	34,378,740	36,554,558	34,174,741	61,668,936
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0	12,045
Charge in results	0	0	(12,045)
Deferred tax assets (liability), end of year	0	0	0	12,045
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,886,083	4,353,156	6,835,454
Charge in results	(1,542,728)	(2,467,073)	(2,482,298)
Deferred tax assets (liability), end of year	343,355	1,886,083	4,353,156	6,835,454
Deferred Tax Assets [Member] | Financial Leases [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	12,656,919	9,799,008	13,615,858
Charge in results	(7,764,910)	2,857,911	(3,816,850)
Deferred tax assets (liability), end of year	4,892,009	12,656,919	9,799,008	13,615,858
Deferred Tax Assets [Member] | Contract Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	5,191,335	18,692,244	18,646,374
Charge in results	14,213,337	(13,500,909)	45,870
Deferred tax assets (liability), end of year	19,404,672	5,191,335	18,692,244	18,646,374
Deferred Tax Assets [Member] | Tax Loss Carryforward [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	3,056,151	0	22,361,001
Charge in results	(3,056,151)	3,056,151	(22,361,001)
Deferred tax assets (liability), end of year	0	3,056,151	0	22,361,001
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	16,500	85,180	198,204
Charge in results	(13,913)	(68,680)	(113,024)
Deferred tax assets (liability), end of year	2,587	16,500	85,180	198,204
Deferred Tax Assets [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	5,927,095	1,245,153	0
Charge in results	1,818,259	4,681,942	1,245,153
Deferred tax assets (liability), end of year	7,745,354	5,927,095	1,245,153	0
Deferred Tax Assets [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	7,820,475	0	0
Charge in results	(5,829,712)	7,820,475	0
Deferred tax assets (liability), end of year	1,990,763	7,820,475	0	0
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(220,748,259)	(178,080,692)	(197,413,364)
Charge in results	7,673,413	(42,667,567)	19,332,672
Deferred tax assets (liability), end of year	(213,074,846)	(220,748,259)	(178,080,692)	(197,413,364)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(35,944,240)	(17,850,143)	(48,315,447)
Charge in results	28,391,571	(18,094,097)	30,465,304
Deferred tax assets (liability), end of year	(7,552,669)	(35,944,240)	(17,850,143)	(48,315,447)
Deferred Tax Liabilities [Member] | Other Receivables [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	(809,621)	(35,439)
Charge in results	0	809,621	(774,182)
Deferred tax assets (liability), end of year	0	0	(809,621)	(35,439)
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(822,162)	(949,303)	(1,108,149)
Charge in results	(2,725,348)	127,141	158,846
Deferred tax assets (liability), end of year	(3,547,510)	(822,162)	(949,303)	(1,108,149)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(169,671,438)	(154,767,271)	(145,155,263)
Charge in results	(17,267,757)	(14,904,167)	(9,612,008)
Deferred tax assets (liability), end of year	(186,939,195)	(169,671,438)	(154,767,271)	(145,155,263)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(11,655,245)	(2,891,551)	(227,975)
Charge in results	(2,801,418)	(8,763,694)	(2,663,576)
Deferred tax assets (liability), end of year	(14,456,663)	(11,655,245)	(2,891,551)	(227,975)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(2,655,174)	(812,803)	(860,164)
Charge in results	2,076,365	(1,842,371)	47,361
Deferred tax assets (liability), end of year	(578,809)	(2,655,174)	(812,803)	(860,164)
Deferred Tax Liabilities [Member] | Other Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0	(1,710,927)
Charge in results	0	0	1,710,927
Deferred tax assets (liability), end of year	$ 0	$ 0	$ 0	$ (1,710,927)